Long-Term Borrowings	6 Months Ended
Jun. 30, 2025
Long-Term Borrowings [Abstract]
Long-term borrowings
15.	Long-term borrowings

Type of borrowings	Interest rate	June 30, 2025
Bank borrowings
Collateralized and uncollateralized borrowings	2.51%-3.05%	$5,907,275
Less: Current portion		(1,747,816)
		$4,159,459

Type of borrowings	Interest rate	December 31, 2024
Bank borrowings
Collateralized and uncollateralized borrowings	2.51%-3.05%	$6,344,559
Less: Current portion		(1,972,371)
		$4,372,188

Please refer to Note 13 for details of long-term borrowings.